Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Parenthetical) (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Nominal amount | £			£ 2,750		£ 4,966
6.25% Global dollar bonds 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings, maturity year	2018	2018
Nominal amount				$ 550		$ 550
4.625% US dollar notes 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Borrowings, maturity year	2018	2018
Nominal amount				$ 300		$ 300
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Borrowings, maturity year	2021	2021
Nominal amount | €	€ 500	€ 500
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Borrowings, maturity year	2022	2022
Nominal amount				$ 117		$ 500
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Borrowings, maturity year	2023	2023
Nominal amount				$ 94		$ 500
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Borrowings, maturity year	2025	2025
Nominal amount | €	€ 500	€ 500